Intangible Assets and Cloud Computing Arrangements (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of intangible assets
	June 30, 2022	December 31, 2021
Insurance license	$63	$63
Longevity report	348	75
Underwriting API	978	53
Intangible assets	$1,389	$191

	September 30, 2022	December 31, 2021
Insurance license	$63	$63
Longevity pipeline	512	75
Underwriting API	839	53
Longevity API	657	-
Intangible assets	$2,071	$191

	2021	2020
Insurance license	$63	$—
Longevity report	75	—
Underwriting API	53	—
Intangible assets	$191	$—

Schedule of components of cloud computing arrangements
	June 30, 2022	December 31, 2021
Digital insurance platform	$2,631	$1,980
Health study tool	1,435	765
Cloud computing arrangements	$4,066	$2,745

	September 30, 2022	December 31, 2021
Digital insurance platform	$2,966	$1,980
Health study tool	1,743	765
Cloud computing arrangements	$4,709	$2,745

	2021	2020
Digital insurance platform	$1,980	$244
Health study tool	765	—
Other assets	$2,745	$244